Workforce Reduction - Schedule of Accrued Workforce Reduction Liabilities (Details) $ in Thousands	12 Months Ended
Oct. 31, 2015 USD ($)
Work force Reduction Disclosure [Abstract]
Accrued severance liability, beginning of period	$ 323
Severance costs accrued	840
Payments	(1,163)
Accrued severance liability, end of period	$ 0